Income Taxes - Reconciliation of U.S. statutory income tax rate to effective tax rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the U.S. statutory income tax rate to the Company's effective tax rate
Federal income tax at statutory rate (as a percent)	21.00%	21.00%	21.00%
State income tax benefit, net of federal benefit (as a percent)	0.10%	0.20%	1.00%
Unrealized gain on warrants	18.80%	1.10%
Research and development tax credits (as a percent)	0.10%	0.20%	0.70%
Other (as a percent)	(5.60%)	(2.20%)	(2.00%)
Increase to valuation allowance (as a percent)	(18.50%)	(20.30%)	(20.70%)
Effective income tax rate (as a percent)	15.90%	0.00%	0.00%